Document and Entity Information	Mar. 08, 2021
Document Type	8-K/A
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	AURORA ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40143
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	20 North Audley Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1K 6LX
Entity Address, Country	GB
Country Region	44
City Area Code	0
Local Phone Number	20 3931 9785
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Central Index Key	0001835856
Amendment Flag	false
Units, each consisting of one share of Class A ordinary share and one–quarter of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A ordinary share and one-quarter of one redeemable warrant
Trading Symbol	AURCU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share [Member]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	AURC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	AURCW
Security Exchange Name	NASDAQ